Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
Related Parties Transactions

Note 15 - Related Parties Transactions

The following related partied transactions has occurred:

During 2024 and 2023, Payment of management fees to Menachem Shalom – a controlling shareholder and director of the Company. Menachem is entitled to receive NIS 35,000 plus VAT per month. For the year ended December 31, 2023 the expenses were recognized 50% in the cost of revenues and 50% in the selling, administrative and general expenses. For the year ended December 31, 2024 the expenses were recognized 100% in the selling, administrative and general expenses. See Note 9 above.

As of December 31, 2024, the Company owes Menachem Shalom NIS 765,385 (include accrued interest NIS 65,486). As of December 31, 2023, the Company owes Menachem Shalom NIS 797,769 (include bears linkage differences NIS 25,976). The loan bears an annual interest rate of 5% in 2024 and bears linkage differences in 2023.

As of December 31, 2024, the Company owes Billio Ltd NIS 1,312,931 (include accrued interest in amounts of NIS 64,829). As of December 31, 2023, the Company owes Billio Ltd NIS 1,234,830 and the total interest expense was accrued in the amount of NIS 34,702. The loan bears an annual interest rate of 5.18% in 2024 and 2.9% in 2023.

As of December 31, 2024, the Company owes Tamarindi Ltd NIS 254,512 (include accrued interest in amounts of NIS 13,220). As of December 31, 2023, the Company owes Tamarindi Ltd NIS 254,512 and total interest expense was accrued in the amount of NIS 13,456. The loan bears an annual interest rate of 5.18% in 2024 and  2.9% in 2023.

See also Notes 4 and 7A above.